Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 2,742,956
2025	2,301,330
2026	2,069,924
2027	2,042,720
2028	1,854,723
Thereafter	5,510,932
Total lease payments	16,522,585
Less: imputed interest	(2,633,142)
Present value of lease liabilities	$ 13,889,443	$ 14,390,468